17 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment

17  Property, Plant and Equipment

The Company records assets used in administrative and commercial facilities for generation of electric power and telecommunication services in property, plant and equipment account. Investments in electric power transmission and distribution and in piped gas distribution are recorded in financial assets and/or intangible assets accounts as per IAS 38, IFRS 15 and IFRIC 12. (Notes 4.4, 4.5 and 4.9).

Upon initial adoption of IFRS, property, plant and equipment were measured at fair value with recognition of their deemed cost.

Under the regulation relating to the concession of public electric energy services, the assets and facilities used mostly in the generation of power are attached to these services and cannot be withdrawn, sold, assigned, or mortgaged without the prior written consent of the regulatory agency. ANEEL Resolution No. 691/2015, however, regulates the release of assets from the concessions of the Public Electric Power Service, granting prior authorization to release the property and other fixed assets not usable by the concession when they are destined for sale, and also determining that the sales proceeds less respective charges be deposited in a restricted bank account to be invested in the concession.

17.1    Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2019	Cost	depreciation	12.31.2018
In service
Reservoirs, dams and aqueducts	8,082,238	(4,405,546)	3,676,692	6,643,087	(4,216,613)	2,426,474
Machinery and equipment	8,875,458	(2,871,568)	6,003,890	5,648,292	(2,674,150)	2,974,142
Buildings	1,962,033	(1,054,009)	908,024	1,500,990	(1,021,783)	479,207
Land	490,071	(27,651)	462,420	375,286	(18,184)	357,102
Vehicles and aircraft	47,960	(44,876)	3,084	47,744	(41,978)	5,766
Furniture and tools	22,415	(14,466)	7,949	22,057	(12,642)	9,415
(-) Impairment	(1,042,499)	-	(1,042,499)	(3,489)	-	(3,489)
(-) Special Obligations	(78)	35	(43)	(68)	27	(41)
	18,437,598	(8,418,081)	10,019,517	14,233,899	(7,985,323)	6,248,576

In progress
Cost	700,172	-	700,172	5,789,780	-	5,789,780
(-) Impairment	(127,586)	-	(127,586)	(1,197,693)	-	(1,197,693)
	572,586	-	572,586	4,592,087	-	4,592,087
	19,010,184	(8,418,081)	10,592,103	18,825,986	(7,985,323)	10,840,663

17.2    Changes in property, plant and equipment

	Balance as of January 1, 2019	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2019
In service
Reservoirs, dams and aqueducts	2,426,474	-	(188,334)	(42)	1,438,594	3,676,692
Machinery and equipment	2,974,142	-	(409,571)	(141,902)	3,581,221	6,003,890
Buildings	479,207	-	(52,330)	-	481,147	908,024
Land	357,102	-	(9,466)	(463)	115,247	462,420
Vehicles and aircraft	5,766	-	(3,482)	(128)	928	3,084
Furniture and tools	9,415	-	(2,007)	(9)	550	7,949
(-) Impairment (17.7 and 17.8)	(3,489)	61,112	-	-	(1,100,122)	(1,042,499)
(-) Special Obligations	(41)	-	8	-	(10)	(43)
	6,248,576	61,112	(665,182)	(142,544)	4,517,555	10,019,517
In progress
Cost	5,789,780	551,162	-	(15,540)	(5,625,230)	700,172
(-) Impairment (17.7 and 17.8)	(1,197,693)	(30,015)	-	-	1,100,122	(127,586)
	4,592,087	521,147	-	(15,540)	(4,525,108)	572,586
	10,840,663	582,259	(665,182)	(158,084)	(7,553)	10,592,103

	Balance as of	Additions/ impairment		Loss on		Balance as of
	January 1, 2018		Depreciation	disposal	Transfers	December 31, 2018
In service
Reservoirs, dams and aqueducts	2,566,727	-	(144,991)	(1)	4,739	2,426,474
Machinery and equipment	2,665,935	-	(199,846)	(61,959)	570,012	2,974,142
Buildings	510,923	-	(35,932)	(500)	4,716	479,207
Land	262,378	-	(2,897)	(83)	97,704	357,102
Vehicles and aircraft	10,342	-	(4,484)	(392)	300	5,766
Furniture and tools	5,514	-	(1,171)	(24)	5,096	9,415
(-) Impairment	(4,986)	1,497	-	-	-	(3,489)
(-) Special Obligations	(38)	-	9	-	(12)	(41)
	6,016,795	1,497	(389,312)	(62,959)	682,555	6,248,576
In progress
Cost	5,023,013	1,455,318	-	(5,491)	(683,060)	5,789,780
(-) Impairment	(1,210,358)	12,665	-	-	-	(1,197,693)
	3,812,655	1,467,983	-	(5,491)	(683,060)	4,592,087
	9,829,450	1,469,480	(389,312)	(68,450)	(505)	10,840,663

17.3    Costs of loans, financing and debentures capitalized

The costs of loans and financing and debentures capitalized during 2019 of R$ 4,295, at an average rate of 0.11% p.a. (R$ 4,229, at an average rate of 0.11% p.a. in 2018).

17.4    HPP Colíder

On March 9, 2019, May 7, 2019 and December 21, 2019, two generation units of the power plant started their commercial power generation operations, respectively, according to ANEEL Ordinances 673/2019, 1,273/2019 and 3,648/2019 both with installed power capacity of 100 MW.

As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. Copel GeT submitted an application to ANEEL to exclude its responsibility, so that the obligation to supply energy could be postponed, which was not accepted by the Agency. Copel GeT filed a common lawsuit with the Court on December 18, 2017 applying for a preliminary injunction and requesting the reversal of the decision of the Agency. On April 6, 2018, the Federal Court of the 1st Region fully granted the preliminary injunction required by Copel Get in the Interlocutory Appeal to exempt it from any burden, charges or restrictions to the right arising from the delay in the implementation schedule of the Colíder HPP.

The contracted energy of the plant is 125 MW mean, and in the period from January 1, 2019 to December 31, 2019, the physical guarantee calculated represents 109.22 MW mean, due to the partial start of commercial operation, which took place in March 2019. For prior periods, the contract was fulfilled as follows:

•        From January 2015 to May 2016, with suspension of energy delivery by operation because of the injunction obtained by Management;

•        In June 2016, with partial reduction through a bilateral agreement;

•        From July 2016 to December 2018, with reduction of all supply contracts of the CCEARs - Energy Trading Agreement in the Regulated Environment, through a bilateral agreement and participation in the New Energy and Decrease Clearing Facility ("Mecanismo de Compensação de Sobras e Déficits de Energia Nova - MCSD-EN"); and

•        From January to March 2019, the firmed contracts in the regulated environment became effective again, however, energy supply continued suspended, in light of the injunction obtained by Management.

Since the trial on merits of the case is still outstanding, the contractual effects of both revenues and energy costs were recognized during the period until December 31, 2019, in profit or loss for the period for purposes of backing the outcome.

17.5    Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

Joint operations	Share Copel GeT (%)	Annual average depreciation rate (%)	12.31.2019	12.31.2018
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,917	859,917
(-) Accumulated depreciation		3.43	(206,000)	(176,546)
In progress			16,789	22,738
			670,706	706,109
HPP Baixo Iguaçu (17.5.1)	30.0
In service			692,593	-
(-) Accumulated depreciation		3.27	(19,038)	-
In progress			49,240	717,599
			722,795	717,599
			1,393,501	1,423,708

17.5.1     Consórcio Empreendedor Baixo Iguaçu - Cebi

Copel holds a 30% interest in Consórcio Empreendedor Baixo Iguaçu - Cebi. The purpose of the consortium is to build and operate the project known as Baixo Iguaçu Hydroelectric Plant, with installed capacity of 350.2 MW and physical guarantee of 171.3 MW mean, located on the Iguaçu River between the municipalities of Capanema and Capitão Leônidas Marques, and between the Governador José Richa Hydroelectric Plant and the Iguaçu National Park, in the State of Paraná. The plant is now 100% in commercial operation, the start of commercial operation of units 1 and 2 occurred in February 2019, and unit 3 occurred in April 2019.

17.6    Cutia wind farm project

Cutia wind farm project, located in the State of Rio Grande do Norte, is divided into two large complexes:

•       Cutia Complex: composed of seven wind farms (Guajiru, Jangada, Potiguar, Cutia, Maria Helena, Esperança do Nordeste and Paraíso do Ventos do Nordeste), with 180.6 MW of total installed capacity, and 71.4 MW-mean of assured power. The complex has 86 wind turbines, all in commercial operation.

•       Bento Miguel Complex: composed of six wind parks (São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and São Miguel III) with total installed capacity of 132.3 MW and 54.8 MW-mean of assured power. The complex has 63 wind turbines, all in commercial operation.

17.7    Impairment of generation segment assets

Cash-generating units of the generation segment were tested for impairment based on previous evidence of impairment, assumptions representing the best estimates of the Company's management, the methodology provided for in Technical Pronouncement IAS 36 and measurement of value in use.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set considering the WACC (Weighted Average Cost of Capital) methodology and CAPM (Capital Asset Pricing Model) methodology for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power, expansion of the economic activity in Brazil and the availability of water resources support the key information about estimated cash flows.

A number of assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

•       Growth compatible with historical data and perspective for the Brazilian economy growth;

•       Specific after-tax discount rates for the segment tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;

•       Projected revenue in accordance with the agreements in force, without any expectation for renewal of concession/authorization; and

•       Expenses broken into cash generating units, projected in view of the budget approved by the Company.

The Company considered all its generation projects as independent cash generating units.

The projects with impairment balances recorded at December 31, 2019 are the following:

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,473,886	(75,917)	(777,294)	1,620,675
Wind power complex Cutia	1,253,371	(59,214)	(54,104)	1,140,053
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	970,923	(53,762)	(237,576)	679,585
	4,712,644	(188,893)	(1,083,438)	3,440,313
(a) Project under development

The Company reviewed the recoverable amount of property, plant and equipment and, as a result of these analyses, the impairment changed as follows:

	Balance as of	Impairment	Balance as of	Impairment	Transfer	Impairment
	January 1, 2018		December 31, 2018			December 31, 2019
In service
UHE Colíder (17.7.1)	-	-	-	(45,547)	(731,747)	(777,294)
Wind power complex Cutia (17.7.2)	-	-	-	114,144	(168,248)	(54,104)
Wind power complex Bento Miguel (17.7.2)	-	-	-	87,370	(87,370)	-
Power plants in Paraná (17.7.3)	(4,986)	1,497	(3,489)	(13,534)	(112,756)	(129,779)
	(4,986)	1,497	(3,489)	142,433	(1,100,121)	(961,177)
In progress
HPP Colíder (17.7.1)	(683,021)	(48,244)	(731,265)	(482)	731,747	-
Wind power complex Cutia (17.7.2)	(224,510)	56,635	(167,875)	(373)	168,248	-
Wind power complex Bento Miguel (17.7.2)	(98,231)	13,610	(84,621)	(2,749)	87,370	-
Consórcio Tapajós	(14,464)	-	(14,464)	-	-	(14,464)
Power plants in Paraná (17.7.3)	(190,132)	(9,336)	(199,468)	(21,085)	112,756	(107,797)
	(1,210,358)	12,665	(1,197,693)	(24,689)	1,100,121	(122,261)
	(1,215,344)	14,162	(1,201,182)	117,744	-	(1,083,438)

17.7.1     UHE Colíder

In December 2019, the calculation of value in use took into account the Company's assumptions and budgets and the discount rate after taxes in constant currency of 5.45% p.a. (in 2018, 5.36% p.a.), which derives from the WACC methodology for the electricity generation segment. Due to the postponement of the start of operation of the first turbine to March 2019 (in 2018 it considered February 2019), and changes in the plant's operating costs and CAPEX, an additional provision for losses was recognized.

17.7.2     Cutia Complex and Bento Miguel Complex

In December 2019, the calculation of value in use took into account the Company's assumptions and budgets and the discount rate after taxes in constant currency of 7.24% p.a. (in 2018, 7.13% p.a.) which derives from the WACC methodology for the electric power generation segment, adjusted for the specific taxation condition of each project.

The reversal observed in both wind farms is justified especially by the review of business plans, which generated a reduction in operating costs.

17.7.3     Plants in the Paraná state

In December 2019, the calculation of value in use of generation assets in the State of Paraná considered: (i) the Company's assumptions and budgets; and (ii) discount rate after taxes in constant currency of 5.45% p.a. (in 2018, 5.36% p.a.), which derives from the WACC methodology for the electricity generation segment. An additional provision for losses was recognized due to: (i) postponement of the start-up of the Figueira plant to November 2020 (in 2018 it considered March 2019); (ii) changes in the plants' operating costs and CAPEX.

17.7.4     Cash-generating units that have suffered no impairment

Plants that have suffered no impairment have recoverable amount higher than the carrying amount of property, plant and equipment. The following table shows the percentage by which the recoverable amount (“RA”) exceeds the carrying amount (“CA”) of fixed assets. In addition, the Company carried out a sensitivity analysis, increasing the discount rate shown below by 5% and 10% to assess the risk of impairment of each plant.

Cash generating unit	Discount rate	RA/CA-1	RA/CA-1 (5% Variation)	RA/CA-1 (10% Variation)	Impairment Risk
Wind power Assets
Complex EOL São Bento (a)	7.24%	9.09%	6.77%	4.52%	-
Complex EOL Brisa I (b)	7.24%	35.66%	31.89%	28.30%	-
Complex EOL Brisa II (c)	7.24%	36.07%	31.69%	27.54%	-
Thermal Assets
UEG Araucária	7.76%	0.00%	-2.04%	-4.01%	11,412
Hydric Assets
Foz do Areia	5.45%	217.22%	215.52%	213.85%	-
Segredo	5.45%	205.09%	200.80%	196.60%	-
Caxias	5.45%	153.49%	149.69%	145.98%	-
Guaricana	5.45%	31.09%	29.82%	28.56%	-
Chaminé	5.45%	80.03%	78.31%	76.62%	-
Apucaraninha	5.45%	38.17%	36.77%	35.39%
Chopim I	5.45%	151.57%	146.48%	141.55%	-
São Jorge	5.45%	0.40%	-0.46%	-1.31%	44
Mauá	5.45%	83.84%	79.69%	75.68%	-
Cavernoso II	5.45%	17.10%	14.23%	11.47%	-
Bela Vista	5.45%	66.92%	54.22%	42.31%	-
Elejor	7.00%	48.34%	44.52%	40.85%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água and GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III and Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena and Ventos de Santo Uriel wind farms.

17.8    Property, Plant and Equipment of Copel Telecomunicações

The Company's Management continuously monitors the business environment of the telecommunications segment, paying particular attention to factors such as the increased competitiveness of the sector, the high degree of investment required to maintain its customer base and the expected return from this segment.

Considering that some of these factors directly influence the expectations of cash generation and expected return, in addition to Management's decision to evaluate the disposal of the telecommunications segment, including the recent hiring of advisors for this purpose, the Company reassessed the recovery indicators and, consequently, its estimates of the segment's property, plant and equipment ability to continue to generate future economic benefits. Given this new business environment, Management concluded that it is necessary to record estimated losses and to recognize losses due to the decommissioning of equipment and services, specifically for some asset groups, considering new information and also the Company's experience in managing this segment.

On December, 31, 2019, estimated impairment losses of R$ 87,399 were recorded (Note 32.4) together with R$ 124,067 related to write-offs and remeasurement of values due to the decommissioning of assets (Note 32.6). The calculation of value in use considered the Company's premises and budgets and discount rate after taxes in constant currency of 6.57% p.a.

17.9    New plants under construction

17.9.1     SHPP Bela Vista

With estimated investment of R$ 200,000, this small hydroelectric power plant (SHPP), with installed capacity of 29.4 MW and physical guarantee of 18.4 MW mean, will be built on the Chopim River, in the municipalities of São João and Verê, located in the southwest region of the state of Paraná.

The participation in the A-6 auction held on August 31, 2018 led to sale of 14.7 MW mean in regulated contracts at the original price of R$ 195.70/MWh. The energy sale contracts provide for beginning of energy supply on January 1, 2024, with a 30-year term and annual adjustment by reference to IPCA variation.

The works started in August 2019, and the three-generating units are expected to start operating in February, March and April 2021, respectively.

17.9.2     Jandaíra Wind Complex

With estimated investment of R$ 400,000, this wind farm, with installed capacity of 90.1 MW and physical guarantee of 47.6 MW mean, will be built in the municipalities of Pedra Preta and Jandaíra, in the state of Rio Grande do Norte.

The participation in the new power generation auction A-6, held on October 18, 2019, led to sale of 14.4 MW mean in regulated contracts at the original price of R$ 98.00/MWh. The energy sale contracts provided for beginning of energy supply on January 1, 2025, with a 20-year term and annual adjustment by reference to IPCA variation.

 The works are expected to start in May 2020, and the wind farm is expected to start operating between May 2022 and July 2022, on a phased basis, by wind turbine.

17.10         Depreciation rates

Depreciation rates (%)	12.31.2019	12.31.2018
Average generation segment rates (Note 17.10.1)
General equipment	6.33	6.25
Machinery and equipment	3.67	3.56
Generations	3.38	3.34
Reservoirs, dams and ducts	2.50	2.21
Hydraulic turbines	2.89	2.60
Gas and steam turbines	2.00	2.00
Water cooling and treatment	4.00	4.00
Gas conditioner	4.00	4.00
Wind power plant unit	5.49	3.71
Average rates for central government assets
Buildings	3.35	3.35
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications segment rates (Note 17.10.2)
Infrastructure backbone	3% to 5%	3% to 5%
Infrastructure last mile	17% to 25%	3% to 17%
Other infrastructure equipment	7% to 20%	7% to 20%

17.10.1  Assets with depreciation rates limited to the concession term

The assets of the original project of the Mauá, Colíder, Baixo Iguaçu, Cavernoso II and SHPP Bela Vista plants, of Copel GeT, and of the Santa Clara and Fundão plants, of Elejor, are considered by the Granting Authority, without full guarantee of indemnification for their residual value at the end of the concession term. This interpretation is based on the Concessions Law No. 8,987/1995 and Decree No. 2,003/1996, which regulate the generation of electricity by independent generators.

Accordingly, from the entry into operation of these assets, depreciation is recognized at the rates determined by ANEEL, over the concession period.

As provided for in the concession contracts, subsequent investments not foreseen in the original project, as long as approved by the Granting Authority and not yet amortized, will be indemnified at the end of the concession period and depreciated at the rates established by ANEEL, as from the date of their entry in operation.

17.10.2  Telecommunications segment assets

In 2019, the Company's Management deemed it necessary to reassess the estimated useful life of assets directly related to customer service (last mile). Considering the new business environment and the movement of the customer portfolio, Management decided to revise the depreciation rates, observing in a more predominant way the commercial obsolescence, resulting from changes in the market in which the telecommunications business is inserted. In this context, the main changes impacted the machinery and equipment asset classes.

The changes were treated prospectively as of October 2019 and added the depreciation share, with an impact of approximately R$ 15,688 in 2019 income statement.